Taxes on Income (Details) - Schedule of taxes on income (tax benefits), domestic and foreign - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Domestic taxes:
Current taxes	$ (1,171)	$ 16	$ (208)
Deferred taxes	1,493	1,344	(129)
Domestic taxes, total	322	1,360	(337)
Foreign taxes:
Current taxes	621	194	885
Deferred taxes	(1,078)	(2)	196
Foreign taxes, total	(457)	192	1,081
Taxes on income	$ (135)	$ 1,552	$ 744